Recapitalization (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Recapitalization
Schedule of consolidated statements of cash flows and changes in stockholders deficit

Cash-trust and cash, net of redemptions	$1,169,746
Less: transaction costs paid	(1,145,900)
Net payout in Reverse Acquisition	23,846

Less: Liabilities assumed	(7,370,764)
Less: Promissory note combined	(1,003,995)
Add: assets acquired	3,930
Reverse acquisition, net	$(8,346,983)

Cash-trust and cash, net of redemptions	$1,169,746
Less: transaction costs paid	(1,145,900)
Net cash acquired in Reverse Acquisition	$23,846

Less: Liabilities assumed	(7,370,764)
Less: Promissory note assumed	(1,003,995)
Add: assets acquired	3,930
Net liabilities assumed in reverse acquisition	$(8,346,983)

Schedule of consummation of the Reverse Acquisition

Bannix Class A common stock, outstanding prior to the Reverse Acquisition	$2,623,666
Less: Redemption of Bannix Class A common stock	(83,342)
2,540,324
Bannix Class B common stock, outstanding prior to the Reverse Acquisition	—
Business Combination shares	2,540,324
Bannix public Rights converted to shares at closing	690,000
Bannix private Rights converted to shares at closing	40,600
VisionWave Technologies Inc. Shares	11,000,000
Common Stock immediately after the Reverse Acquisition	$14,270,924

Bannix Class A common stock, outstanding prior to the Reverse Acquisition	2,623,666
Less: Redemption of Bannix Class A common stock	(83,342)
2,540,324
Bannix Class B common stock, outstanding prior to the Reverse Acquisition	—
Business Combination shares	2,540,324
Bannix public Rights converted to shares at closing	690,000
Bannix private Rights converted to shares at closing	40,600
VisionWave Technologies Inc. Shares	11,000,000
Common Stock immediately after the Reverse Acquisition	14,270,924

Schedule of the number of VisionWave Holdings shares

	VisionWave Technologies Inc. Shares	VisionWave Holdings Inc. Shares after conversion ratio
Class A Common	2,722	2,540,324
Class B Common	—	—
Total	2,722	2,540,324

	VisionWave Technologies Inc. Shares	VisionWave Holdings Inc. Shares after conversion ratio
Class A Common	2,722	11,000,000
Class B Common	—	—
Total	2,722	11,000,000